Expense Example - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - Fidelity Advisor Floating Rate High Income Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Floating Rate High Income Fund - Class A
Expense Example:
1 year	$ 376
3 years	591
5 years	823
10 years	1,489
Fidelity Advisor Floating Rate High Income Fund - Class C
Expense Example:
1 year	280
3 years	557
5 years	959
10 years	1,886
Fidelity Advisor Floating Rate High Income Fund - Class M
Expense Example:
1 year	376
3 years	591
5 years	823
10 years	1,489
Fidelity Advisor Floating Rate High Income Fund - Class I
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Fidelity Advisor Floating Rate High Income Fund - Class Z
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	$ 835